Offsets	Aug. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94459
Initial Filing Date	May 29, 2024
Fee Offset Claimed	$ 33,972.89
Explanation for Claimed Amount	An aggregate fee of $ 5,337.35 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94459) on August 26, 2025 (the "August 2025 Schedule TO-I"). Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the $ 5,337.35 of filing fees remaining from the August 2025 Schedule TO-I was used to offset the final transaction fee due for the Schedule TO-I filed by the Fund on November 25, 2025, leaving $ 635.81 available for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $ 635.81 of the filing fees remaining from the August 2025 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I. An aggregate fee of $ 34,000.04 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94459) on February 25, 2026 (the "February 2026 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2026 Schedule TO-I was $ 3,731.79, leaving $ 30,268.25 of filing fees remaining from the February 2026 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $ 30,268.25 of filing fees remaining from the August 2025 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I. An aggregate fee $ 6,312.71 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94459) on May 27, 2026 (the "May 2026 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the May 2026 Schedule TO-I was $ 3,243.88, leaving $ 3,068.83 of filing fees remaining from the May 2026 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $ 3,068.83 of filing fees remaining from the May 2026 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Brookfield Infrastructure Income Fund Inc.
Form or Filing Type	SC TO
File Number	005-94459
Filing Date	Aug. 26, 2025
Fee Paid with Fee Offset Source	$ 635.81
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Brookfield Infrastructure Income Fund Inc.
Form or Filing Type	SC TO
File Number	005-94459
Filing Date	Feb. 25, 2026
Fee Paid with Fee Offset Source	$ 30,268.25
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Brookfield Infrastructure Income Fund Inc.
Form or Filing Type	SC TO
File Number	005-94459
Filing Date	May 27, 2026
Fee Paid with Fee Offset Source	$ 3,068.83